Loans and Allowance for Loan Losses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans and Allowance for Loan Losses
Loan loss provision	$ 955,000	$ 1,255,000